Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jan. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition [Line Items]
Goodwill acquired		¥ 631,770	¥ 627,683	¥ 488,856	¥ 495,276
Bargain purchase gain		0	1,174	0
Gain on sale of controlling interest		37,930
Retained interest, fair value disclosure		¥ 19,540
ORIX Credit
Business Acquisition [Line Items]
Sale of stock, percentage of ownership before transaction		66.00%
Sale of stock, percentage of ownership after transaction		34.00%
Real Estate Segment
Business Acquisition [Line Items]
Goodwill acquired		¥ 16,168	16,168	16,168	16,359
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			137
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Goodwill acquired		15,051	15,105	11,576	66,501
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net				163,775
Corporate Financial Services and Maintenance Leasing | Yayoi Corporation
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net				163,016
ORIX USA
Business Acquisition [Line Items]
Goodwill acquired		171,880	151,582	141,000	128,318
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		(1,978)	10,201	20,041
Asia and Australia
Business Acquisition [Line Items]
Goodwill acquired		5,982	5,428	5,395	5,007
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			4,676	6,701
PE Investment and Concession
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		19,822	2,367
ORIX Europe
Business Acquisition [Line Items]
Goodwill acquired		177,515	158,588	149,270	140,497
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		2,502
Environmental And Energy
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		(5,557)	16,698	1,447
Aircraft and Ships
Business Acquisition [Line Items]
Goodwill acquired		0	0	0	¥ 0
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			(1,076)
Banking and Credit Segment
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		57,470
DHC Corporation
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash		300,000
Goodwill acquired		94,324
Acquired intangible assets other than goodwill		104,910
Business acquisition, effective date of Acquisition	Jan. 31, 2023
DHC Corporation | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs			3,435	3,435
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash		11,894	60,876	99,239
Goodwill acquired		4,241	17,644	49,393
Acquired intangible assets other than goodwill		7,049	31,087	39,977
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		¥ 72,488	¥ 33,000	¥ 191,999